JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
JUDICIAL DEPOSITS
11.	JUDICIAL DEPOSITS

In some situations the Company makes, by legal requirement or to provide guarantees, judicial deposits to ensure the continuity of ongoing lawsuits. These judicial deposits can be required for lawsuits with a likelihood of loss, as assessed by the Company based on the opinion of its legal counsel, as probable, possible, or remote.

	2015	2014
Civil	9,459,735	8,919,658
Tax	2,548,720	2,466,187
Labor	2,368,902	2,007,822

Total	14,377,357	13,393,667

Current	1,258,227	1,133,639
Non-current	13,119,130	12,260,028

As set forth by relevant legislation, judicial deposits are adjusted for inflation.